SUBSEQUENT EVENTS (Narrative) (Details) ₪ in Thousands, $ in Thousands	1 Months Ended
	Aug. 01, 2023	Jul. 31, 2023 CAD ($)	Jul. 31, 2023 ILS (₪)	Jun. 30, 2023 CAD ($)	Dec. 31, 2022 CAD ($)
Disclosure of non-adjusting events after reporting period [line items]
Current borrowings				$ 11,477	$ 9,246
Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Minimum share price listing requirement for and compliance notice description	the closing bid price of the Common Shares had fallen below US$1.00 per share over a period of 30 consecutive business days, with the result that the Company was not in compliance with the Minimum Share Price Listing Requirement. The Notification Letter provided that the Company has until January 16, 2024, being 180 calendar days following receipt of such notice to regain compliance with the Minimum Share Price Listing Requirement for a minimum of 10 consecutive business days.
Subsequent Event [Member] | Non Financial Institution [Member]
Disclosure of non-adjusting events after reporting period [line items]
Current borrowings		$ 358	₪ 1,000
Loan bearing interest rate		10.00%	10.00%
Loan maturity date		October 2023